1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Accounting Policies [Abstract]
Schedule of Inventory
	September 30, 2017	June 30, 2017
Raw Materials	$412,847	$501,346
Work-In-Progress	356,278	388,614
Finished Goods	198,160	165,487
Total Inventories	$967,285	$1,055,447

	2017	2016
Raw material	$501,346	$520,490
Work-in-progress	388,614	383,889
Finished goods	165,487	229,072
	$1,055,447	$1,133,451

Estimated Useful Lives of Property and Equipment
Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Percent schedule of entity wide revenues
	2017	2016
Customer A	11%	4%
Customer B	10	7
Customer C	10	16
Customer D	–	12
All Others	69	61
	100%	100%

Schedule of earnings per share
	Three Months Ended September 30,
	2017	2016
Net Income (Loss) – Basic and Diluted	$(28,785)	$(293,408)

Basic and Diluted Weighted Average Shares Outstanding	9,108,423	7,539,582

Loss Per Share
Basic	$(0.00)	$(0.04)
Diluted	$(0.00)	$(0.04)

	Year Ended June 30
	2017	2016
Net Loss– Basic and Diluted	$(1,006,457)	$(1,034,765)

Basic Weighted Average Shares Outstanding	8,343,235	7,157,978
Potentially Dilutive Securities	–	–
Diluted Weighted Average Shares Outstanding	8,343,235	7,157,978

Loss Per Share
Basic	$(0.12)	$(0.15)
Diluted	$(0.12)	$(0.15)

Warranty reserve activity
	2017	2016
Balance at beginning of period	$25,000	$25,000
Provision for warranty claims	14,842	4,189
Warranty claims incurred	(14,842)	(4,189)
Balance at end of period	$25,000	$25,000

Income (Loss) per Share
	Three Months Ended September 30,
	2017	2016
Net Income (Loss) – Basic and Diluted	$(28,785)	$(293,408)

Basic and Diluted Weighted Average Shares Outstanding	9,108,423	7,539,582

Loss Per Share
Basic	$(0.00)	$(0.04)
Diluted	$(0.00)	$(0.04)

	Year Ended June 30
	2017	2016
Net Loss– Basic and Diluted	$(1,006,457)	$(1,034,765)

Basic Weighted Average Shares Outstanding	8,343,235	7,157,978
Potentially Dilutive Securities	–	–
Diluted Weighted Average Shares Outstanding	8,343,235	7,157,978

Loss Per Share
Basic	$(0.12)	$(0.15)
Diluted	$(0.12)	$(0.15)